SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options, outstanding, ending | shares	789
Weighted average exercise price, ending | $ / shares	$ 155.8
Number of options, exercisable, ending | shares	789
Weighted average exercise price, Exercisable, ending | $ / shares	$ 155.8
Share options [member]
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning | shares	3,763	3,237
Weighted average exercise price, beginning | $ / shares	$ 286.9	$ 267.9
Granted during the period | shares	3,421	526
Weighted average exercise price, granted | $ / shares	$ 100.7	$ 402.8
Exercised during the period | shares
Weighted average exercise price, exercised | $ / shares
Cancelled during the period | shares	(6,395)
Weighted average exercise price, cancelled | $ / shares	$ 203.0
Number of options, outstanding, ending | shares	789	3,763
Weighted average exercise price, ending | $ / shares	$ 155.8	$ 286.9
Number of options, exercisable, ending | shares	789
Weighted average exercise price, Exercisable, ending | $ / shares	$ 155.8